Commitments and Contingencies - Debt Obligations (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Expected repayment amount of debt obligation
Long-term borrowings	¥ 150,430	$ 21,810
Total debt obligations	953,000		¥ 1,497,000
Purchase obligations
1 – 12 months	697,230
Total	697,230
Commitment to Purchase Delinquent Loans
Purchase obligations
1 – 12 months	697,230
Total	697,230
Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	4,954,745
13 – 24 months	1,409,283
Total debt obligations	6,364,028
Interest payments
1 – 12 months	569,492
13 – 24 months	75,178
Total interest payments	644,670
Borrowings Obligations
Expected repayment amount of debt obligation
1 – 12 months	1,168,046
1 - 12 months	1,220,583
more than 36 months	150,430
more than 36 months	151,662
Long-term borrowings	150,430
Total debt obligations	1,168,046
Total borrowings obligations	1,372,245
Interest payments
1 – 12 months	52,537
more than 36 months	1,232
Total interest payments	53,769
Convertible Notes
Expected repayment amount of debt obligation
1 – 12 months	2,131,168
Interest payments
1 – 12 months	41,788
Total interest payments	41,788
Convertible notes	2,089,380		¥ 1,913,000
Total convertible notes	2,131,168
Liabilities to Funding Partners | Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	4,385,253
13 – 24 months	1,334,105
Total debt obligations	¥ 5,719,358